Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	As of December 31,	As of June 30,
	2021	2021
ASSETS
Cash	$25,256,901	$4,260
Prepaid expenses and other current assets	1,207,417	679,266
Due from related party	71	-
TOTAL CURRENT ASSETS	26,464,389	683,526
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	27,390,107	18,869,579
TOTAL ASSETS	53,854,496	19,553,105

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$70,000	$-
Due to a related party	-	225,000
TOTAL CURRENT LIABILITIES	$70,000	$225,000
TOTAL LIABILITIES	70,000	225,000

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2020 and 2021; 11,021,834 and 12,086,923 Class A ordinary shares issued and outstanding as of June 30, 2020 and 2021 respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30 2020 and 2021 respectively) *	24,050	17,850
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,706,356	6,643,118
Retained earnings	12,186,391	11,739,756
Accumulated other comprehensive (loss) income	883,140	942,822
TOTAL SHAREHOLDERS’ EQUITY	53,784,496	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$53,714,496	$19,553,105

Schedule of parent company statements of comprehensive income
	For the Six Months Ended December 31,
	2021	2020

General and administrative expenses	$1,052,619	$234,000
Financial expenses	(43)	911
Loss from operation	1,052,576	234,911
Other income:
Share of income of subsidiaries, consolidated VIE and VIE’s subsidiaries	1,499,211	2,437,070

Income before income tax expense	446,635	2,202,159
Income tax expense		-
Net income	$446,635	$2,202,159
Other Comprehensive loss
Foreign currency translation (loss) income	(59,682)	1,147,991
Total comprehensive income	$386,953	$3,350,150

Schedule of parent company statements of changes in shareholders’ equity
	Ordinary shares		Subscription	Additional paid-in	Retained	Accumulated other comprehensive	Total Shareholders’
	Shares*	Amount	receivable	capital	earnings	(loss) income	Equity

Balance as of June 30, 2019	13,425,911	$13,426	$(13,426)	$2,142,518	$5,036,393	$(141,346)	$7,037,565
Issuance of additional shares	3,359,000	3,359	(2,015)	3,671,227	-	-	3,672,571
Net income	-	-	-	-	2,435,821	-	2,435,821
Foreign currency translation adjustment	-	-	-	-	-	(226,235)	(226,235)
Balance as of June 30, 2020	16,784,911	$16,785	$(15,441)	$5,813,745	$7,472,214	$(367,581)	$12,919,722
Acquisition of Non-controlling interests	1,065,089	1,065	-	829,373	-	(25,354)	805,084
Net income for the period	-	-	-	-	4,267,542	-	4,267,542
Foreign currency translation adjustment	-	-	-	-	-	1,335,757	1,335,757
Balance as of June 30, 2021	17,850,000	$17,850	$(15,441)	$6,643,118	$11,739,756	$942,822	$19,328,105
Acquisition of Non-controlling interests	6,200,000	6,200	-	34,063,238	-	-	34,069,438
Net income for the period	-	-	-	-	446,635	-	446,635
Foreign currency translation adjustment	-	-	-	-	-	(59,682)	(59,682)
Balance as of December 31, 2021	24,050,000	$24,050	$(15,411)	$40,706,356	$12,186,391	$883,140	$53,784,496

Schedule of parent company statements of cash flows
	For the Six Months Ended December 31,
	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$(1,207,576)	(204,982)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(7,081,000)	(600,000)
Net cash used in investing activities	(7,081,000)	(600,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from shareholders	34,069,438	-
Payment for deferred offering costs	(528,221)	(247,681)
Net cash provided by (used in) financing activities	33,541,217	(247,681)

Effect of exchange rate changes		-

Net increase (decrease) in cash	25,252,641	(1,052,663)
Cash at beginning of period	4,260	1,139,229
Cash at end of period	$25,256,901	86,566